INCOME TAXES (Tables) - Vimeo Inc.	12 Months Ended
Dec. 31, 2020
Income Taxes [Line Items]
Schedule of Income before Income Taxes	U.S. and foreign (loss) earnings before income taxes are as follows:

	Years Ended
	December 31,
	2019	2020

	(In thousands)
U.S.	$(76,052)	$(52,007)
Foreign	820	2,207
Total	$(75,232)	$(49,800)

Schedule of Components of Income Tax Expense (Benefit)

The components of the income tax provision are as follows:

	December 31,
	2019	2020
	(In thousands)
Current income tax provision:
Federal	$—	$—
State	39	64
Foreign	242	561
Current income tax provision	281	625
Deferred income tax provision:
Federal	—	270
State	—	—
Foreign	64	(67)
Deferred income tax provision	64	203
Income tax provision	$345	$828

Schedule of Deferred Tax Assets and Liabilities

The tax effects of cumulative temporary differences that give rise to significant deferred tax assets and deferred tax liabilities are presented below. The valuation allowance relates to deferred tax assets for which it is more likely than not that the tax benefit will not be realized.

	December 31,
	2019	2020

	(In thousands)
Deferred tax assets:
Net operating loss carryforwards .	$19,411	$31,721
Tax credit carryforwards	5,464	6,903
Intangible assets with definite lives	3,435	3,992
Disallowed interest carryforwards	2,005	3,705
Stock-based compensation	2,556	3,013
Leasehold improvements and equipment	65	—
Other	4,719	5,477
Total deferred tax assets	37,655	54,811
Less: valuation allowance	(35,745)	(51,689)
Net deferred tax assets	1,910	3,122
Deferred tax liabilities:
Prepaid expenses	(1,316)	(2,345)
Leasehold improvements and equipment	—	(415)
Right-of-use assets	(594)	(343)
Withholding taxes	(47)	(270)
Total deferred tax liabilities	(1,957)	(3,373)
Net deferred tax liability	$(47)	$(251)

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the income tax provision to the amounts computed by applying the statutory federal income tax rate to earnings before income taxes is shown as follows:

	Years Ended
	December 31,
	2019	2020
	(In thousands)
Income tax benefit at the federal statutory rate of 21%	$(15,799)	$(10,458)
State income taxes, net of effect of federal tax benefit	(1,809)	(963)
Change in valuation allowance	18,269	15,944
Stock-based compensation	334	(3,474)
Research credit	(1,049)	(1,439)
Transaction costs	2	640
Other, net	397	578
Income tax provision	$345	$828

Schedule of Income Tax Contingencies

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Years Ended
	December 31,
	2019	2020

	(In thousands)
Balance at January 1	$1,026	$1,475
Additions based on tax positions related to the prior year	—	538
Settlements	—	(645)
Additions based on tax positions related to the current year	449	553
Balance at December 31	$1,475	$1,921